Prudential Investment Portfolios 3

PGIM Real Assets Fund

(the "Fund")

Supplement dated June 19, 2019

to the Currently Effective Prospectus for the Fund

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective immediately, the Fund's Statutory Prospectus is amended as set forth below.

I.In the Fund's Statutory Prospectus, the section entitled "More About the Fund's Principal and Non-Principal Investment Strategies, Investments and Risks Investments and Investment Strategies—Asset Allocation" is hereby amended to restate the disclosure in the sub-section entitled "Real Estate, Utilities/Infrastructure, Natural Resources, MLPs and Fixed-Income Asset Classes."

Real Estate, Utilities/Infrastructure, Natural Resources, MLPs and Fixed-Income Asset Classes. The Fund invests in shares of certain Underlying Funds to obtain exposure to the following asset classes:

Underlying Funds		Investment Objective and Investment Strategies of

Asset Class	Name of Underlying Fund	Underlying Fund

Real Estate	PGIM US Real Estate Fund(1)	The Fund seeks capital appreciation and income. The
Fund normally invests at least 80% of its investable
assets (net assets plus any borrowings made for
investment purposes) in equity-related securities of
real estate companies operating in the United States,
principally REITs and other real estate securities. The
Fund may invest up to 20% of its investable assets in
other securities, including equity-related securities of
foreign real estate companies. The Fund is non-
diversified.

	PGIM Global Real Estate	The Fund seeks capital appreciation and income. The
	Fund(1)	Fund normally invests at least 80% of its investable
assets (net assets plus any borrowings made for
investment purposes) in equity-related securities of
real estate companies, principally REITs and other
real estate securities. The Fund invests globally in real
estate investments. Under normal circumstances, the
Fund invests in at least three different countries and at
least 40% of its total assets in non-US securities. The
Fund is non-diversified.

	PGIM Select Real Estate	The Fund seeks capital appreciation and income. The
	Fund(1)	Fund normally invests at least 80% of its investable
assets in equity-related securities of real estate
companies, principally REITs and other real estate
securities. The Fund is non-diversified.

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	PGIM Real Estate Income	The Fund seeks income and capital appreciation. The
	Fund(1)	Fund normally invests at least 80% of its investable
assets in equity and equity-related securities of real
estate companies, principally REITs and other real
estate securities. The Fund invests 25% or more of its
total assets in real estate securities. The Fund may
invest without limit in equity and equity-related
securities of non-US real estate companies, including
those in emerging markets. The Fund is non-
diversified.

Utilities/Infrastructure	PGIM Jennison Utility Fund(2)	The Fund seeks total return through a combination of
capital appreciation and current income. The Fund
normally invests at least 80% of its investable assets
in equity and equity-related and investment-grade debt
securities of utility companies. Utility companies
include electric utilities, gas utilities, water utilities,
multi-utilities, independent power producers,
diversified telecommunication services, wireless
telecommunication services, and oil & gas storage and
transportation. Some of these securities are issued by
foreign companies. The Fund follows a value
investment style. The Fund is non-diversified.
	PGIM Jennison Global	The Fund seeks total return. The Fund invests at least
	Infrastructure Fund(2)	80% of its investable assets in securities of US and
foreign (non-US based) infrastructure companies. The
Fund considers a company an infrastructure company
if the company is categorized, based on the Global
Industry Classification Standard ("GICS") industry
classifications, as they may be amended from time to
time, within the following industries: Aerospace and
Defense, Air Freight and Logistics, Airlines, Building
Products, Commercial Services and Supplies,
Communications Equipment, Construction and
Engineering, Construction Equipment, Diversified
Telecommunication Services, Electrical Equipment,
Electric Utilities, Energy Equipment and Services,
Gas Utilities, Health Care Providers and Services,
Independent Power Producers and Energy Traders,
Industrial Conglomerates, Machinery, Marine, Metals
and Mining, Multi-Utilities, Oil, Gas and Consumable
Fuels, Rail and Road, Transportation Infrastructure,
Water Utilities and Wireless Telecommunication
Services. Examples of assets held by infrastructure
companies include toll roads, airports, rail track,
shipping ports, telecom infrastructure, hospitals,
schools, utilities such as electricity, gas distribution
networks and water, and oil and gas pipelines.

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Natural Resources	PGIM Jennison Natural	The Fund seeks long-term growth of capital. The Fund
	Resources Fund(2)	normally invests at least 80% of investable assets in
equity and equity-related securities of natural resource
companies and in asset-based securities. Natural
resource companies are US and non-US companies
that own, explore, mine, process or otherwise develop,
or provide goods and services with respect to, natural
resources. Asset-based securities are securities, the
values of which are related to the market value of a
natural resource. The Fund is non-diversified.
MLPs	PGIM Jennison MLP Fund(2)	The Fund seeks to provide total return through a
combination of current income and capital
appreciation. The Fund normally invests at least 80%
of its investable assets in master limited partnerships
(MLPs) and MLP related investments.
Fixed Income	PGIM Absolute Return Bond	The Fund seeks positive returns over the long term,
	Fund(3)	regardless of market conditions. The Fund has a
flexible investment strategy and will invest in a
variety of securities and instruments. The Fund uses a
variety of investment techniques in pursuing its
investment objective, which may include managing
duration, credit quality, yield curve positioning and
currency exposure, as well as sector and security
selection. Under normal market conditions, the Fund
invests at least 80% of its investable assets (net assets
plus borrowings for investment purposes, if any) in
debt securities and/or investments that provide
exposure to bonds.
	PGIM Floating Rate Income	The primary investment objective of the Fund is to
	Fund(3)	maximize current income. Capital appreciation is a
secondary investment objective, but only when
consistent with the Fund's primary investment
objective of seeking to maximize current income.
Under normal market conditions, the Fund invests at
least 80% of its investable assets (net assets plus
borrowings for investment purposes, if any) in floating
rate loans and other floating rate debt securities.
Floating rate loans are debt obligations that have
interest rates which adjust or "float" periodically
(normally on a monthly or quarterly basis) based on a
generally recognized base rate such as the London
Interbank Offered Rate (LIBOR) or the prime rate
offered by one or more major US banks.

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PGIM Short-Term Corporate	The Fund seeks high current income consistent with
Bond Fund(3)	the preservation of principal. The Fund invests, under
normal circumstances, at least 80% of its investable
assets in bonds of corporations with varying
maturities. For purposes of this policy, bonds include
all fixed income securities, other than preferred stock,
and corporations include all private issuers. The
effective duration of the Fund's portfolio will
generally be less than three years. The Fund will buy
and sell securities to take advantage of investment
opportunities based on the subadviser's fundamental
credit research, as well as analysis of market
conditions, interest rates and general economic
factors.
PGIM Short Duration High	The Fund seeks to provide a high level of current
Yield Income Fund(3)	income. The Fund will seek to achieve its investment
objective by investing primarily in a diversified
portfolio of high yield fixed income instruments that
are rated below investment grade by a nationally
recognized statistical rating organization (NRSRO) or,
if unrated, are considered by the subadviser to be of
comparable quality. Under normal market conditions,
the Fund will invest at least 80% of its investable
assets in a diversified portfolio of high yield fixed
income instruments that are below investment grade
with varying maturities and other investments
(including derivatives) with similar economic
characteristics.

(1)The PGIM US Real Estate Fund, the PGIM Global Real Estate Fund, the PGIM Select Real Estate Fund and the PGIM Real Estate Income Fund are each subadvised by PGIM Real Estate, a business unit of PGIM, Inc. (PGIM).

(2)Jennison Associates LLC is the subadviser for the PGIM Jennison Utility Fund, the PGIM Jennison Natural Resources Fund, the PGIM Jennison Global Infrastructure Fund and the PGIM Jennison MLP Fund.

(3)PGIM Fixed Income is the subadviser for these fixed income funds.

Consistent with the Fund's investment objective and policies, from time to time the manager and QMA may add other Underlying Funds to, or remove current Underlying Funds from, the list of Underlying Funds in which the Fund may invest.

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